Investment Objectives and Goals - Polaris Global Value Fund	May 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Polaris Global Value Fund (the “Fund”) is to seek capital appreciation.